Accounts Receivable	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Accounts Receivable [Text Block]

5.         Accounts Receivable

On October 6, 2011, the Company entered into a factoring agreement with Liquid Capital Exchange Corp (“the factor”) whereby it sold select accounts receivable with recourse. The factor purchased eligible accounts receivable at a discount of 3.75% plus a further discount of 1/8 of 1% of the number of days elapsed from the date of purchase of the receivable exceeding 28 days. The Company bore the risk of credit loss on the receivables at all times. These receivables were accounted for as a secured borrowing arrangement and not as a sale of financial assets. Factor expense charged to operations for the three and six months ended July 31, 2013 was $Nil and $Nil, respectively (2012 - $9,172 and $6,351, respectively), recorded as finance charges on the consolidated statement of comprehensive loss.

Under the terms of the agreement, the factor could make advances to the Company of amounts representing up to 80% of the net amount of eligible accounts receivable. The factor facility was collateralized by a general security agreement over all the Company’s personal property and interests.

On July 26, 2012, the Company terminated the factoring agreement and bought back all amounts outstanding under the factoring agreement. Pursuant to the termination of the factoring agreement, the Company was released from the corresponding general security agreement. As of July 31, 2013 and January 31, 2013, the amount of the factored receivables was $Nil.

5.           Accounts Receivable

On October 6 2011, the Company entered into a factoring agreement with Liquid Capital Exchange Corp (“the factor”) whereby it sells select accounts receivable with recourse. The factor purchases eligible accounts receivable at a discount of 3.75% and is further discounted by 1/8 of 1% if the number of days elapsed from the date of purchase of the receivable exceeds 28 days. The Company bears the risk of credit loss on the receivables at all times. These receivables are accounted for as a secured borrowing arrangement and not as a sale of financial assets. Factor expense charged to operations for the year ended January 31, 2013 was $6,395 (2012 - $5,150) (recorded as finance charges on the consolidated statement of operations).

Under the terms of the agreement, the factor may make advances to the Company of amounts representing up to 80% of the net amount of eligible accounts receivable. The factor facility was collateralized by a general security agreement over all the Company’s personal property and interests. As of January 31, 2013 and 2012, the amount of the factored receivables was $0 and $37,688.

On July 26, 2012, the Company terminated the factoring agreement and bought back all amounts outstanding under the factoring agreement. An amount of $37,688 has been presented as a financing activity in the consolidated statement of cash flow. Pursuant to the termination of the factoring agreement, the Company was released from the corresponding general security agreement.